Convertible Notes (Details) $ in Thousands				12 Months Ended
	Dec. 29, 2023 USD ($)	Jan. 03, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Adjustment	Sep. 07, 2015 USD ($)
Convertible Notes [Abstract]
Number of adjustments to adopt accounting standard | Adjustment							2
Additional paid-in capital				$ 595,947	$ 590,129
Accumulated deficit				(333,770)	(361,686)
Balance outstanding				261,451	213,711
Repayments of convertible notes				$ 0	$ 11,165	$ 10,000
ASU 2020-06 [Member] | Cumulative Adjustment [Member]
Convertible Notes [Abstract]
Increase in convertible notes			$ 10,949
Additional paid-in capital							$ (21,165)
Accumulated deficit							$ (10,216)
Second JDH Note [Member]
Convertible Notes [Abstract]
Face amount								$ 21,165
Repayments of convertible notes	$ 3,165	$ 8,000
Second JDH Note [Member] | ASU 2020-06 [Member]
Convertible Notes [Abstract]
Balance outstanding						$ 11,165